Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Bank Securities Inc.

1 Columbus Circle,

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Deutsche Bank Securities Inc. (the “Company,” as the engaging party), and German American Capital Corporation, Deutsche Mortgage & Asset Receiving Corporation, Mesirow SASB Loan Funding LLC, and Mesirow Financial, Inc. who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the COMM 2025-167G Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2025-167G securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of July 6, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on June 24, 2025 with certain Collateral attribute calculations adjusted for the Closing Date:

o	COMM 2025-176G Accounting Tape.xlsx (provided on June 24, 2025).

●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.

●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.

●	The phrase “Guaranty Agreement” refers to a draft or signed guaranty agreement.

●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From June 4, 2025 through June 24, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

June 24, 2025

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

COMM 2025-167G	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan Number	None - Company Provided	None
2	Mortgage Loan Originator	Loan Agreement	None
3	Mortgage Loan Seller	None - Company Provided	None
4	Properties per Loan	Appraisal Report	None
5	Property Name	None - Company Provided	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Property Type	Appraisal Report	None
12	Property Sub-Type	Appraisal Report	None
13	Year Built	Appraisal Report	None
14	Year Renovated	Appraisal Report	None
15	Rentable Square Ft.	Underwriting File	None
16	Primary Unit of Measure	Underwriting File	None
17	Cut-off Balance per Sq. Ft.	Recalculation	None
18	Original First Mortgage Balance	Loan Agreement	None
19	Cut-off Date	None - Company Provided	None
20	Cut-off First Mortgage Balance	Recalculation	None
21	Original Trust Loan Amount	Recalculation	None
22	% of Total Cut-off Date Pool Balance	Recalculation	None
23	Whole Loan LTV at Cut-off	None - Company Provided	None
24	LTV at Cut-off	Recalculation	None
25	First Mortgage Maturity Balance	Recalculation	None
26	LTV at Maturity	Recalculation	None
27	U/W NOI Debt Yield	Recalculation	None
28	U/W NCF Debt Yield	Recalculation	None
29	Appraisal Value	Appraisal Report	None
30	Date of Valuation	Appraisal Report	None
31	Appraisal Value As Is/ Stabilized	Appraisal Report	None
32	FIRREA Eligible (Yes/No)	Appraisal Report	None

COMM 2025-167G	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Note Date	None - Company Provided	None
34	First Payment Date	Loan Agreement	None
35	First Mortgage Interest Rate	None - Company Provided	None
36	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
37	First Mortgage Monthly Debt Service	Recalculation	None
38	Grace Period (Default)	Loan Agreement	None
39	Grace Period (Late Fee)	Loan Agreement	None
40	Payment Day	Loan Agreement	None
41	Original Amort. Term (Months)	Not Applicable*	None
42	Original Balloon Term (Months)	Recalculation	None
43	Original Interest Only Period (Months)	Recalculation	None
44	Seasoning as of Cut-off Date (Months)	Recalculation	None
45	Remaining Term to Amortization (Months)	Not Applicable*	None
46	Remaining Term to Maturity (Months)	Recalculation	None
47	Rem IO Period	Recalculation	None
48	Maturity Date	Loan Agreement	None
49	ARD (Yes/No)	Loan Agreement	None
50	LockBox Type	Loan Agreement	None
51	Cash Management	Loan Agreement	None
52	Excess Cash Trap Trigger	Loan Agreement	None
53	Prepayment Provision	Loan Agreement	None
54	Lockout Expiration Date	Loan Agreement	None
55	Amortization Type	Loan Agreement	None
56	Lien Position	None - Company Provided	None
57	Ownership Interest	None - Company Provided	None
58	Ground Lease Expiration Date	Not Applicable*	None
59	Ground Lease Extension Options	Not Applicable*	None
60	Existing Additional Debt (Yes/No)	Loan Agreement	None

COMM 2025-167G	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
61	Existing Additional Debt Amount	Loan Agreement	None
62	Existing Additional Debt Description	Loan Agreement	None
63	Future Additional Debt Permitted (Yes/No)	Loan Agreement	None
64	Future Additional Debt Type	Loan Agreement	None
65	Future Additional Debt Description	Loan Agreement	None
66	Partial Prepay Allowed (Yes/No)	Loan Agreement	None
67	Partial Prepayment Description	Loan Agreement	None
68	Release Provisions	Loan Agreement	None
69	Release Provisions Description	Loan Agreement	None
70	Most Recent Physical Occupancy	Underwriting File	None
71	Most Recent Rent Roll Date	Underwriting File	None
72	Major Tenant Name # 1	Underwriting File	None
73	Major Tenant Sq. Ft. # 1	Underwriting File	None
74	Major Tenant Lease Expiration Date # 1	Underwriting File	None
75	Major % of Sq. Ft. # 1	Recalculation	None
76	Major Tenant Name # 2	Underwriting File	None
77	Major Tenant Sq. Ft. # 2	Underwriting File	None
78	Major Tenant Lease Expiration Date # 2	Underwriting File	None
79	Major % of Sq. Ft. # 2	Recalculation	None
80	Major Tenant Name # 3	Underwriting File	None
81	Major Tenant Sq. Ft. # 3	Underwriting File	None
82	Major Tenant Lease Expiration Date # 3	Underwriting File	None
83	Major % of Sq. Ft. # 3	Recalculation	None
84	Major Tenant Name # 4	Underwriting File	None
85	Major Tenant Sq. Ft. # 4	Underwriting File	None
86	Major Tenant Lease Expiration Date # 4	Underwriting File	None
87	Major % of Sq. Ft. # 4	Recalculation	None
88	Major Tenant Name # 5	Underwriting File	None
89	Major Tenant Sq. Ft. # 5	Underwriting File	None

COMM 2025-167G	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
90	Major Tenant Lease Expiration Date # 5	Underwriting File	None
91	Major % of Sq. Ft. # 5	Recalculation	None
92	Most Recent Date	Underwriting File	None
93	Most Recent EGI	Underwriting File	$1.00
94	Most Recent Expenses	Underwriting File	$1.00
95	Most Recent NOI	Recalculation	$1.00
96	Most Recent Replacement Reserves	Underwriting File	$1.00
97	Most Recent TI/LC	Underwriting File	$1.00
98	Most Recent NCF	Recalculation	$1.00
99	UW NCF DSCR	Recalculation	None
100	UW NOI DSCR	Recalculation	None
101	UW EGI	Underwriting File	$1.00
102	UW Expenses	Underwriting File	$1.00
103	UW NOI	Recalculation	$1.00
104	UW Replacement Reserves	Underwriting File	$1.00
105	UW TI/LC	Underwriting File	$1.00
106	UW NCF	Recalculation	$1.00
107	Replacement Reserve taken at Closing	Loan Agreement	None
108	Monthly Replacement Reserve	None - Company Provided	None
109	Replacement Reserve Cap	Loan Agreement	None
110	TI/LC taken at Closing	None - Company Provided	None
111	Monthly TI/LC	Loan Agreement	None
112	TI/LC Reserve Cap	Loan Agreement	None
113	Tax at Closing	None - Company Provided	None
114	Monthly Tax Constant / Escrow	Loan Agreement	None
115	Insurance at Closing	Loan Agreement	None
116	Monthly Insurance Constant / Escrow	Loan Agreement	None
117	Engineering Reserve taken at Closing	Loan Agreement	None
118	Debt Service Reserve taken at Closing	Loan Agreement	None
119	Monthly Debt Service Reserve	Loan Agreement	None
120	Debt Service Reserve Cap	Loan Agreement	None
121	Upfront Other Reserve	None - Company Provided	None

COMM 2025-167G	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
122	Ongoing Other Reserve	Loan Agreement	None
123	Description Other Reserve	None - Company Provided	None
124	Borrower	Loan Agreement	None
125	Sponsor	None - Company Provided	None
126	Earthquake Insurance (Y/N)	Loan Agreement	None
127	Terrorism Insurance (Y/N)	Loan Agreement	None
128	Windstorm Insurance (Y/N)	Loan Agreement	None
129	Environmental Insurance (Y/N)	Loan Agreement	None
130	Date of Engineering Report	Engineering Report	None
131	Date of Phase I Report	Environmental Report	None
132	Date of Phase II Report (if applicable)	Environmental Report	None
133	Date of Seismic Report	Engineering Report	None
134	PML (%)	Engineering Report	None
135	SPE	Loan Agreement	None
136	Single Tenant (Yes/No)	Underwriting File	None
137	Guarantor	Guaranty Agreement	None
138	Property Manager	Loan Agreement	None
139	TIC	Loan Agreement	None
140	Loan Purpose	None - Company Provided	None
141	Assumption Fee	Loan Agreement	None
142	Letter of Credit	Loan Agreement	None
143	Earnout/Holdback	Loan Agreement	None
144	Earnout / Holdback Description	Loan Agreement	None
145	Sub Serviced (Y/N)	None - Company Provided	None
146	Sub Servicer Name	None - Company Provided	None
147	Sub Servicer Fee Rate	None - Company Provided	None
148	Master	Fee Schedule	None
149	Primary	Fee Schedule	None

COMM 2025-167G	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
150	Cert Admin Fee Rate	Fee Schedule	None
151	CREFC Fee Rate	Fee Schedule	None
152	OA Rate	Fee Schedule	None
153	Admin Fee Rate	Fee Schedule	None
154	Directs Investment (Borrower or Lender)	Cash Management Agreement	None
155	RE Tax - Interest	Loan Agreement	None
156	Insurance - Interest	Loan Agreement	None
157	Replacement Reserves - Interest	Loan Agreement	None
158	TI/LC - Interest	Loan Agreement	None
159	Immediate Repairs - Interest	Loan Agreement	None
160	Debt Service - Interest	Loan Agreement	None
161	Other Escrows - Interest	Loan Agreement	None
162	Reserve Drawdown Schedule	Loan Agreement	None

*	The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

COMM 2025-167G	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	Cut-off Balance per Sq. Ft.	Quotient of (i) Cut-off First Mortgage Balance and (ii) Rentable Square Ft.
20	Cut-off First Mortgage Balance	Set equal to the Original First Mortgage Balance.
21	Original Trust Loan Amount	Set equal to the Cut-off First Mortgage Balance.
22	% of Total Cut-off Date Pool Balance	Quotient of (i) Cut-off First Mortgage Balance and (ii) Cut-off First Mortgage Balance.
24	LTV at Cut-off	Quotient of (i) Cut-off First Mortgage Balance and (ii) Appraisal Value.
25	First Mortgage Maturity Balance	Set equal to the Cut-off First Mortgage Balance.
26	LTV at Maturity	Quotient of (i) First Mortgage Maturity Balance and (ii) Appraised Value.
27	U/W NOI Debt Yield	Quotient of (i) UW NOI (ii) Cut-off First Mortgage Balance.
28	U/W NCF Debt Yield	Quotient of (i) UW NCF (ii) Cut-off First Mortgage Balance.
37	First Mortgage Monthly Debt Service	Quotient of (i) the product of (a) Cut-off First Mortgage Balance, (b) First Mortgage Interest Rate, and (c) Interest Calculation (30/360 / Actual/360) (Actual/360), and (ii) 12
42	Original Balloon Term (Months)	Count the number of payment dates from and inclusive of (i) First Payment Date, to and inclusive of (ii) Maturity Date.
43	Original Interest Only Period (Months)	Count the number of payment dates from and inclusive of (i) First Payment Date, to and inclusive of (ii) Maturity Date.
44	Seasoning as of Cut-off Date (Months)	Count the number of payment dates from and inclusive of (i) Cut-off Date, to and inclusive of (ii) First Payment Date.
46	Remaining Term to Maturity (Months)	Difference between (i) Original Balloon Term (Months), and (ii) Seasoning as of Cut-off Date (Months)
47	Rem IO Period	Difference between (i) Original Interest Only Period (Months), and (ii) Seasoning as of Cut-off Date (Months)
75	Major % of Sq. Ft. # 1	Quotient of (i) Major Tenant Sq. Ft. #1, and (ii) Total square footage at the property, expressed as a percentage.
79	Major % of Sq. Ft. # 2	Quotient of (i) Major Tenant Sq. Ft. #2, and (ii) Total square footage at the property, expressed as a percentage.
83	Major % of Sq. Ft. # 3	Quotient of (i) Major Tenant Sq. Ft. #3, and (ii) Total square footage at the property, expressed as a percentage.
87	Major % of Sq. Ft. # 4	Quotient of (i) Major Tenant Sq. Ft. #4, and (ii) Total square footage at the property, expressed as a percentage.

COMM 2025-167G	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
91	Major % of Sq. Ft. # 5	Quotient of (i) Major Tenant Sq. Ft. #5, and (ii) Total square footage at the property, expressed as a percentage.
95	Most Recent NOI	Difference between (i) Most Recent EGI and (ii) Most Recent Expenses
98	Most Recent NCF	Difference between (i) Most Recent NOI and (ii) sum of (a) Most Recent Replacement Reserves, and (b) Most Recent TI/LC.
99	UW NCF DSCR	Quotient of (i) UW NCF and (ii) First Mortgage Monthly Debt Service.
100	UW NOI DSCR	Quotient of (i) UW NOI and (ii) First Mortgage Monthly Debt Service.
103	UW NOI	Difference between (i) UW EGI and (ii) UW Expenses
106	UW NCF	Difference between (i) UW NOI and (ii) sum of (a) UW Replacement Reserves, and (b) UW TI/LC.